Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jul. 05, 2022
Financial Instruments [Abstract]
Percentage carrying value is lower than fair market value of fixed interest long-term debt	(0.80%)
Level 2 [Member]
Financial Instruments [Abstract]
Fair value of vessel contributed as part of Spin Off		$ 18,500
Fair value of time charter contributed as part of Spin Off		308
Fair value of debt assumed as part of Spin Off		$ 4,950
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,000
Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 13,102